FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
95 WALL STREET
NEW YORK, NY 10005


First Investors Logo

Logo is described as follows: The arabic numeral one separated into seven vertical segments followed by the words "First Investors."

A MEMBER OF THE
FIRST INVESTORS
FINANCIAL NETWORK
FIMM-103

The words "BULK RATE U.S. POSTAGE PAID PERMIT NO. 7379" appear in a box to the right of a circle containing the words "MAILED FROM ZIP CODE 11201" which appears to the right of the above language in the printed piece.

Vertically reading from bottom to top in the center of the page the words "FIRST INVESTORS" appear in the printed piece.

FIRST
INVESTORS
CASH
MANAGEMENT
FUND, INC.

FIRST
INVESTORS
TAX-EXEMPT
MONEY MARKET
FUND, INC.

ANNUAL REPORT

DECEMBER 31, 1997



Portfolio Manager's Letter
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.

Dear Investor:

1997 was a very good year for the U.S. economy and financial markets. The economy grew at an annual pace of 3.8%, with the unemployment rate falling to its lowest level since the 1970's. Despite faster economic growth, inflation, as measured by the Consumer Price Index, rose less than 2%, its smallest increase in over ten years. Reflecting the strong economy, the Federal budget deficit declined substantially and had almost been eliminated by year-end. Against this backdrop, the Federal Reserve held monetary policy steady after one small increase in the benchmark Federal funds rate in March.

Although both the U.S. bond and stock markets suffered setbacks at times during the year, the combination of moderate growth and low inflation ultimately provided a rewarding environment for investors. Long-term bond yields fell to their lowest level in two years, while the broad stock market indices recorded their third consecutive year of substantial gains. While many overseas markets were buffeted by the economic crisis in Southeast Asia, U.S. markets remained relatively stable or -- in the case of the bond market -- benefited from a "flight to safety" as investors sought the security of the world's largest and most efficient financial markets.

Short-term interest rates edged higher during the first quarter of 1997 after the Federal Reserve raised the Federal funds rate by 25 basis points. The next few months were marked by on-again off-again expectations of further tightenings from the Federal Reserve. During the second half of the year, the market became more comfortable with the outlook for stable short-term interest rates as continued growth in the economy and tightness in labor markets failed to produce little more than a hint of inflation.

Quality and product spreads held steady through most of the year before widening sharply over the last two months, as financial markets across the world reacted to the turmoil in Asia. Companies with lower ratings had to pay relatively higher interest rates to borrow money as investors became more cautious.

In 1997, investors continued to express their need to diversify their financial assets by buying money market funds. Assets in taxable money market funds increased by about 18% over the course of the year, while assets in tax-exempt money market funds increased by about 14%. Though investors realize that returns offered by money market funds are generally lower than returns offered by other types of mutual funds, the liquidity and relatively stable asset value of money funds remain a key attraction to investors.

For 1997, the Cash Management Fund Class A shares returned 5.0% and the Class B shares returned 4.2%. For the same period, the Tax-Exempt Money Market Fund Class A shares returned 3.0% and the Class B shares returned 2.2%, 100% of which was free from federal income taxes. The Funds maintained a $1.00 net asset value for each class of shares throughout the year.

The Funds will continue to focus on credit quality and liquidity in 1998 while maintaining their conservative approach to investing. The Funds will invest only in those securities considered at the time of purchase to present minimal market and credit risk to their shareholders. Given the outlook for stable short-term interest rates, the Funds will likely maintain weighted average maturities that are similar to those of their peers.

Money market funds continue to be among the most conservative investment vehicles available, offering stability of principal, free check writing privileges, easy access to account information, and a return that is generally better than that available on most bank savings or checking accounts. The First Investors money market funds are particularly conservative, investing only in "first tier" securities that are considered to present minimal risk to investors. Even though the Funds are conservatively managed, there can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share. Money market mutual funds are not insured by the Federal Deposit Insurance Corporation and are not guaranteed by a bank or other entity.

Following 1997's strong performance, the outlook for U.S. financial markets continues to be positive, although uncertainties do exist. In particular, we believe that the economic problems in Southeast Asia will slow growth in the U.S. However, it is unclear to what extent growth will be slowed and, consequently, what the ultimate impact will be on the financial markets. On a positive note, Southeast Asia's problems should result in lower inflation worldwide. Uncertainty often leads to volatile markets. During such times, investors are generally best served by focusing on long-term objectives and maintaining a disciplined approach to investing.

As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/Michael J. O'Keefe
Michael J. O'Keefe
Vice President
and Portfolio Manager

January 30, 1998



Portfolio of Investments
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
December 31, 1997

------------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
Principal                                                                  Interest                    $10,000 of
   Amount     Security                                                         Rate*          Value    Net Assets
------------------------------------------------------------------------------------------------------------------
              BANKERS' ACCEPTANCES--2.0%
    $2,800M   Regions Bank, 4/28/98 (cost $2,749,314)                          5.57%    $  2,749,314       $   197
------------------------------------------------------------------------------------------------------------------
              CORPORATE NOTES--88.5%
     3,000M   Archer-Daniels Midland Co., 2/13/98                              5.68        2,979,647           213
     1,000M   Associates Corp. N.A., 5/15/98                                   5.82        1,004,946            72
     2,000M   Avnet, Inc., 1/28/98                                             5.57        1,991,645           142
     2,000M   Avnet, Inc., 2/20/98                                             5.76        1,984,000           142
     2,300M   BellSouth Telecommunications, Inc., 2/25/98                      5.75        2,279,795           163
     5,485M   Brown-Forman Corp., 1/7/98                                       6.05        5,479,469           392
     5,000M   Carolina Power & Light Co., 3/20/98                              5.70        4,938,250           353
     6,500M   Engelhard Corporation, 2/27/98                                   5.72        6,441,132           460
     1,000M   Florida Power Corp., 1/14/98                                     5.82          997,898            71
     5,000M   Florida Power Corp., 2/26/98                                     5.83        4,954,656           354
     1,500M   Ford Motor Credit Corp., 1/23/98                                 5.60        1,494,866           107
     5,000M   Ford Motor Credit Corp., 2/26/98                                 5.70        4,955,666           354
     4,800M   Gannett, Inc., 3/1/98                                            5.84        4,795,358           343
     2,000M   General Electric Capital Corp., 1/21/98                          5.72        1,993,644           142
       500M   General Electric Capital Corp., 1/23/98                          5.60          498,289            36
     2,000M   General Electric Capital Corp., 2/25/98                          5.71        1,982,553           142
     3,000M   Golden Peanut Co., 2/5/98                                        5.57        2,983,754           213
     5,000M   Kellogg Company, 1/2/98                                          6.60        4,999,083           358
     3,450M   McDonald's Corporation, 1/6/98                                   6.15        3,447,053           247
     6,000M   McGraw-Hill Incorporated, 3/19/98                                5.67        5,927,235           424
     2,500M   Merrill Lynch & Co., 3/27/98                                     5.71        2,466,295           176
     4,000M   MetLife Funding, Inc., 2/17/98                                   5.66        3,970,442           284
     5,000M   Nalco Chemical Co., 2/17/98                                      5.75        4,962,465           355
     3,000M   National Rural Utilities Coop. Fin. Corp., 3/27/98               5.67        2,959,838           212
     2,557M   Peoples Gas Light Co., 1/5/98                                    6.40        2,555,182           183
     5,000M   Schering Corp., 3/17/98                                          5.70        4,940,625           353
     5,800M   Southern California Edison Company, 1/15/98                      5.90        5,786,692           414
     1,500M   Southern Company, 1/9/98                                         5.83        1,498,057           107
     2,350M   Southern Company, 3/12/98                                        5.77        2,323,635           166
     5,000M   The Stanley Works, 2/3/98                                        5.57        4,974,471           356
     5,000M   Texaco Inc., 3/13/98                                             5.74        4,943,397           354
     5,000M   Washington Gas Light Company, 2/12/98                            5.75        4,966,458           355
     3,850M   Winn-Dixie Stores, Inc., 1/13/98                                 5.58        3,842,839           275
     2,500M   Winn-Dixie Stores, Inc., 2/10/98                                 5.68        2,484,222           178
     5,000M   Wisconsin Power & Light Co., 2/5/98                              5.90        4,971,320           356
------------------------------------------------------------------------------------------------------------------
              Total Value of Corporate Notes (cost $123,774,877)                         123,774,877         8,852
------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCIES--3.3%
     1,500M   Federal Home Loan Mortgage Corp., 3/16/98                        5.68        1,499,021           107
     1,000M   Federal Home Loan Mortgage Corp., 5/18/98                        5.84          997,834            71
       560M   Federal National Mortgage Association, 5/13/98                   5.72          559,014            40
     1,550M   Federal National Mortgage Association, 7/15/98                   5.82        1,545,170           111
------------------------------------------------------------------------------------------------------------------
              Total Value of U.S. Government Agencies
              (cost $4,601,039)                                                            4,601,039           329
------------------------------------------------------------------------------------------------------------------
              VARIABLE RATE NOTES--5.4%
     2,000M   Bankers Trust Co., 7/14/98                                       6.20        1,999,756           143
     1,800M   IBM Credit Corp., 7/6/98                                         6.11        1,799,399           129
     1,000M   IBM Credit Corp., 7/28/98                                        6.18        1,002,294            71
     2,800M   PNC Bank N.A., 9/16/98                                           6.12        2,798,831           200
------------------------------------------------------------------------------------------------------------------
              Total Value of Variable Rate Notes (cost $7,600,280)                         7,600,280           543
------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $138,725,510)+                                99.2%     138,725,510         9,921
Other Assets, Less Liabilities                                                   .8        1,104,296            79
------------------------------------------------------------------------------------------------------------------
Net Assets                                                                    100.0%    $139,829,806       $10,000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 *The interest rates shown for the bankers' acceptances, corporate and U.S. Government agencies notes are the effective rate at the time of purchase by the Fund. The interest rates shown on variable rate notes are adjusted periodically; the interest shown are the rates that were in effect at December 31, 1997.

 +Aggregate cost for federal income tax purposes is the same.

See notes to financial statements




Portfolio of Investments
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
December 31, 1997
------------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
Principal                                                                                              $10,000 of
   Amount     Security                                                                        Value    Net Assets
------------------------------------------------------------------------------------------------------------------
              MUNICIPAL NOTES AND VARIABLE RATE SECURITIES--98.0%
              Alabama--4.8%
  $    900M   City of Birmingham Wts., Series A, VR, 4.15%
                (LOC; First Alabama Bank)                                               $   900,000        $   482
------------------------------------------------------------------------------------------------------------------
              California--5.4%
       500M   California State Rev. Antic. Notes, 4.5%, 6/30/98                             501,552            268
       500M   L.A. County Tax & Rev. Antic. Notes, 4.5%, 6/30/98                            501,542            268
------------------------------------------------------------------------------------------------------------------
                                                                                          1,003,094            536
------------------------------------------------------------------------------------------------------------------
              Colorado--.1%
        20M   Clear Creek County Rev. Antic. Wts., VR, 3.65%
                (LOC; National Westminster Bank)                                             20,000             11
------------------------------------------------------------------------------------------------------------------
              District of Columbia--5.3%
     1,000M   District of Columbia Rev. Bonds (American University), VR, 3.85%
                (LOC; National Westminister Bank)                                         1,000,000            535
------------------------------------------------------------------------------------------------------------------
              Florida--2.7%
       500M   Jacksonville Health Facs. Auth. Rev. Bonds (Jacksonville Faculty Project),
                VR, 4.25% (LOC; NationsBank, N.A.)                                          500,000            268
------------------------------------------------------------------------------------------------------------------
              Illinois--5.3%
     1,000M   Illinois Edl. Facs. Auth. Rev. Bonds (Field Museum Nat. Hist.),
                VR, 3.8% (LOC; Northern Trust Company)                                    1,000,000            535
------------------------------------------------------------------------------------------------------------------
              Kansas--2.7%
       500M   Topeka Temporary Notes Series A, 4.25%, 3/4/98                                500,454            268
------------------------------------------------------------------------------------------------------------------
              Louisiana--5.3%
     1,000M   Jefferson Parish Hosp. Svc. Rev. Bonds (Service District No. 2),
                VR, 3.8% (FGIC Insured) (SPA; FGIC Securities)                            1,000,000            535
------------------------------------------------------------------------------------------------------------------
              Maine--2.7%
       500M   Maine Health & Higher Ed. Fac. Auth. Rev. Bonds (New England Inc.--
                Series B), VR, 3.7% (AMBAC Insured)(SPA; First National Bank Chicago)       500,000            268
------------------------------------------------------------------------------------------------------------------
              Maryland--4.8%
       900M   Baltimore County Poll. Control Rev. Bonds (Baltimore Gas & Electric Co.),
                CP, 3.7%, 4/9/98                                                            900,000            481
------------------------------------------------------------------------------------------------------------------
              Michigan--2.7%
       500M   Detroit Michigan City School Dist. School Aid Notes, 4.5%, 5/1/98             500,955            268
------------------------------------------------------------------------------------------------------------------
              Missouri--4.7%
       875M   Missouri State Env. Impt. & Energy Res. Auth. Poll. Control Rev. Bonds
                (National Rural Utilities Coop. Fin. Corp.), VR, 3.85%                      875,000            468
------------------------------------------------------------------------------------------------------------------
              New York--5.3%
     1,000M   Niagara County Indl. Dev. Agy. Rev. Bonds (American Ref.-Fuel Co. A),
                VR, 3.8%                                                                  1,000,000            535
------------------------------------------------------------------------------------------------------------------
              Ohio--5.9%
     1,100M   Scioto County Hosp. Facs. Rev. Bonds (Cent. Inc. Cap. Asset-B), VR, 3.7%
                (AMBAC Insured) (SPA; First National Bank Chicago)                        1,100,000            588
------------------------------------------------------------------------------------------------------------------
              Oregon--2.7%
       500M   Klamath Falls, Elec. Rev. Bonds (Salt Caves Hydro. Project), 4.5%, 5/1/98
                (Escrowed to put in U.S. Treasury Securities)                               500,793            268
------------------------------------------------------------------------------------------------------------------
              Pennsylvania--5.4%
     1,000M   York County General Auth. Pooled Fin. Rev. Bonds, VR, 4.2%
                (LOC; First Union National Bank)                                          1,000,000            535
------------------------------------------------------------------------------------------------------------------
              South Carolina--2.1%
       400M   South Carolina Ed. Facs. Auth. Rev. Bonds (Presbyterian Coll. Proj.),
                VR, 4.2% (LOC; Wachovia Bank of South Carolina)                             400,000            214
------------------------------------------------------------------------------------------------------------------
              Tennessee--4.8%
       900M   Clarksville Public Building Authority Bonds, VR, 4.2%
                (LOC; NationsBank of Florida)                                               900,000            481
------------------------------------------------------------------------------------------------------------------
              Texas--4.1%
       500M   State of Texas Tax & Rev. Antic. Notes, 4.75%, 8/31/98                        502,872            269
       260M   Texas State General Obligation Bonds, 8.1%, 6/1/98 (Prerefunded)              264,518            142
------------------------------------------------------------------------------------------------------------------
                                                                                            767,390            411
------------------------------------------------------------------------------------------------------------------
              Utah--2.7%
       500M   Salt Lake City Tax & Rev. Antic. Notes, 4.5%, 6/30/98                         501,533            268
------------------------------------------------------------------------------------------------------------------
              Virginia--9.4%
       750M   Alexandria Indl. Dev. Auth. Rev. Bonds, VR, 4.1%
                (LOC; First Union National Bank)                                            750,000            401
       500M   Louisiana County Indl. Dev. Auth. Rev. Bonds, VR, 4.2%
                (LOC; NationsBank of Virginia)                                              500,000            267
       400M   Lynchburg Indl. Dev. Auth. Hosp. Fac. Rev. Bonds, (Mid Atlantic/Cap-G)
                VR, 3.7% (AMBAC Insured)(SPA; Mellon Bank) (Escrowed in U.S.
                Government Securities)                                                      400,000            214
       100M   Lynchburg Indl. Dev. Auth. Hosp. Fac. Rev. Bonds, (Mid Atlantic/Cap-E)
                VR, 3.7% (AMBAC Insured) (SPA; Mellon Bank)                                 100,000             54
------------------------------------------------------------------------------------------------------------------
                                                                                          1,750,000            936
------------------------------------------------------------------------------------------------------------------
              Washington--4.3%
       800M   Port Kalama, Washington Pub. Corp. Rev. Bonds (Conagra Inc. Proj.),
                VR, 3.7% (LOC; Morgan Guaranty Trust Co.)                                   800,000            428
------------------------------------------------------------------------------------------------------------------
              West Virginia--1.1%
       200M   West Virginia Hosp. Fin. Auth. Hosp. Rev. Bonds (St. Joseph's Hospital
                Proj.), VR, 3.75% (LOC; Bank One of West Virginia)                          200,000            107
------------------------------------------------------------------------------------------------------------------
              Wisconsin--3.7%
       500M   Racine Unified School District Tax & Rev. Antic. Notes, 4.25%, 8/24/98        501,241            268
       200M   Wisconsin State Operating Notes, 4.5%, 6/15/98                                200,566            107
------------------------------------------------------------------------------------------------------------------
                                                                                            701,807            375
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $18,321,026)+                       98.0%     18,321,026          9,801
Other Assets, Less Liabilities                                                  2.0         372,426            199
------------------------------------------------------------------------------------------------------------------
Net Assets                                                                    100.0%    $18,693,452        $10,000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

The interest rates shown for municipal notes and bonds are the effective rates at the time of purchase by the Fund. Interest rates on variable rate securities are adjusted periodically; the rates shown are the rates that were in effect at December 31, 1997. The variable rate securities are subject to optional tenders (which are exercised through put options) or mandatory redemptions. The put options are exercisable on a daily, weekly, monthly or semi-annual basis at a price equal to the principal amount plus accrued interest.

 +Aggregate cost for federal income tax purposes is the same.

  Summary of Abbreviations:
    CP   Municipal Commercial Paper
    LOC  Letter of Credit
    SPA  Security Purchase Agreement
    VR   Variable Rate Securities

See notes to financial statements





Statement of Assets and Liabilities
December 31, 1997

--------------------------------------------------------------------------------------------------------------------------
                                                                                       First Investors    First Investors
                                                                                       Cash Management   Tax-Exempt Money
                                                                                             Fund, Inc.  Market Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities (Note 1A):
At amortized cost                                                                          $138,725,510        $18,321,026
                                                                                           ============        ===========
At value                                                                                   $138,725,510        $18,321,026
Cash                                                                                          1,308,912            272,512
Interest receivable                                                                             234,433            123,581
Other assets                                                                                     24,200              4,891
                                                                                           ------------        -----------
Total Assets                                                                                140,293,055         18,722,010
                                                                                           ------------        -----------
Liabilities
Payables:
Capital shares redeemed                                                                         287,948              5,228
Dividend disbursing agent                                                                        14,343                457
Accrued expenses                                                                                103,898             14,804
Accrued advisory fee                                                                             57,060              8,069
                                                                                           ------------        -----------
Total Liabilities                                                                               463,249             28,558
                                                                                           ------------        -----------
Net Assets                                                                                 $139,829,806        $18,693,452
                                                                                           ============        ===========
Capital shares outstanding (Note 2):
Class A                                                                                     139,562,429         18,680,240
Class B                                                                                         267,377             13,212

Net asset value, offering price and redemption price per share--
Class A and Class B
(Net assets divided by shares outstanding)                                                        $1.00              $1.00
                                                                                                  =====              =====

See notes to financial statements






Statement of Operations
Year Ended December 31, 1997

--------------------------------------------------------------------------------------------------------------------------
                                                                                       First Investors    First Investors
                                                                                       Cash Management   Tax-Exempt Money
                                                                                             Fund, Inc.  Market Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
Investment Income
Interest income                                                                              $7,547,590           $783,082
                                                                                           ------------        -----------
Expenses (Notes 1 and 3):
Advisory fee                                                                                    669,184            105,807
Shareholder servicing costs                                                                     734,312             81,834
Custodian fees                                                                                   71,368             15,287
Reports and notices to shareholders                                                              39,076              4,675
Professional fees                                                                                33,479             17,908
Other expenses                                                                                   41,713             12,733
                                                                                           ------------        -----------
Total expenses                                                                                1,589,132            238,244
Less: Expenses waived or assumed                                                               (559,860)           (78,896)
      Custodian fees paid indirectly                                                               (285)              (220)
                                                                                           ------------        -----------
Net expenses                                                                                  1,028,987            159,128
                                                                                           ------------        -----------
Net investment income                                                                         6,518,603            623,954

Net realized loss on investments                                                                   (395)                --
                                                                                           ------------        -----------
Net Increase in Net Assets Resulting from Operations                                         $6,518,208           $623,954
                                                                                           ============        ===========

See notes to financial statements






Statement of Changes in Net Assets
--------------------------------------------------------------------------------------------------------------------------
                                                                     First Investors                  First Investors
                                                                     Cash Management                  Tax-Exempt Money
                                                                       Fund, Inc.                     Market Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
Year Ended December 31                                           1997              1996           1997                1996
--------------------------------------------------------------------------------------------------------------------------

Operations
Net investment income                                    $  6,518,603      $  5,984,942    $   623,954         $   690,980
Net realized gain (loss) on investments                          (395)            4,327             --                  --
                                                         ------------      ------------    -----------         -----------
Net increase in net assets resulting
from operations and declared as
distributions to shareholders
(Note 1C)                                                $  6,518,208      $  5,989,269    $   623,954         $   690,980
                                                         ============      ============    ===========         ===========
Capital Share Transactions (Note 2)
Class A:
Proceeds from shares sold                                $233,709,809      $266,249,897    $28,663,885         $29,038,289
Value of distributions reinvested                           6,358,311         5,804,016        613,112             681,810
Cost of shares redeemed                                  (234,306,443)     (266,887,931)   (33,484,370)        (31,877,037)
                                                         ------------      ------------    -----------         -----------
                                                            5,761,677         5,165,982     (4,207,373)         (2,156,938)
                                                         ------------      ------------    -----------         -----------
Class B:
Proceeds from shares sold                                     743,487           545,531          8,935              99,668
Value of distributions reinvested                               8,777             2,349            952                 952
Cost of shares redeemed                                      (591,831)        ( 496,463)       (76,506)            (20,799)
                                                         ------------      ------------    -----------         -----------
                                                              160,433            51,417        (66,619)             79,821
                                                         ------------      ------------    -----------         -----------
Total increase (decrease) in net assets                     5,922,110         5,217,399     (4,273,992)         (2,077,117)

Net Assets
Beginning of year                                         133,907,696       128,690,297     22,967,444          25,044,561
                                                         ------------      ------------    -----------         -----------
End of year                                              $139,829,806      $133,907,696    $18,693,452         $22,967,444
                                                         ============      ============    ===========         ===========

See notes to financial statements



Notes to Financial Statements
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.

1. Significant Accounting Policies--The Funds are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies. The objective of each Fund is as follows:

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Tax-Exempt Money Market Fund seeks to earn a high rate of current income that is exempt from federal income tax and is not an item of tax preference for purposes of the federal alternative minimum tax, consistent with the preservation of capital and maintenance of liquidity.

A. Security Valuation--The Funds value portfolio securities using the amortized cost method, which excludes unrealized gains or losses from the computation of portfolio value. This is accomplished by valuing a security at cost plus amortization of discount or accretion of premium. While this method of valuation tends to produce stable valuation of securities held to their maturity, the actual market value of the security, if sold prior to maturity, may vary from the security's value to the Funds while in the Funds' portfolios.

B. Federal Income Taxes--It is the policy of the Funds to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains to relieve the Funds from all, or substantially all, federal income taxes.

C. Distributions--The Funds declare distributions daily and pay distributions monthly. Distributions are declared from the total of net investment income and net realized gains or losses on investments. Distributions paid by the Tax-Exempt Money Market Fund from net investment income are considered exempt-interest dividends and as such should not be subject to federal income taxes.

D. Use of Estimates--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the recorded amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

E. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the amortized cost basis for both financial statement and federal income tax purposes. Interest income and estimated expenses are accrued daily. The custodian of Cash Management Fund and Tax-Exempt Money Market Fund has provided credits in the amounts of $285 and $220, respectively, against custodian charges based on the uninvested cash balances of the Funds.

2. Capital Stock--At December 31, 1997, paid-in capital amounted to $139,829,806 for the Cash Management Fund and $18,693,452 for the Tax-Exempt Money Market Fund. The numbers of shares transacted during the period are the same as the amounts included in the Statement of Changes in Net Assets since shares are recorded at $1.00 per share. Each Fund offers two classes of shares, Class A and B. Both classes are sold without an initial sales charge. However, Class B shares, which may only be acquired through an exchange of Class B shares from another First Investors eligible fund or through the reinvestment of dividends on Class B shares, are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and declining to 0% after the sixth year, which is payable to FIC as underwriter of the Funds.

3. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors of the Funds are officers and directors of the investment adviser, First Investors Management Company, Inc. ("FIMCO"), the underwriter, First Investors Corporation ("FIC"), the transfer agent, Administrative Data Management Corp. ("ADM") and/or First Financial Savings Bank, S.L.A. ("FFS"), custodian of the Cash Management Fund's Individual Retirement Accounts. Officers and directors of the Funds received no remuneration from the Funds for serving in such capacities. Their remuneration (together with certain other expenses of the Funds) was paid by FIMCO or FIC. Effective January 1, 1998, independent directors will be remunerated by the Funds.

The Investment Advisory Agreements provide as compensation to FIMCO an annual fee, payable monthly, at the rate of .50% of each Fund's average daily net assets. For the year ended December 31, 1997, the investment adviser assumed expenses of the Cash Management Fund and the Tax-Exempt Money Market Fund of $379,265 and $57,762, respectively.

For the year ended December 31, 1997, shareholder servicing costs of the Cash Management Fund included transfer agent fees accrued to ADM of $565,142 (of which $180,595 was waived) and $21,296 in IRA custodian fees paid to FFS. The Tax-Exempt Money Market Fund's shareholder servicing costs included transfer agent fees accrued to ADM in the amount of $63,432 (of which $21,134 was waived).

For the year ended December 31, 1997, FIC received contingent deferred sales charges from the redemption of Class B shares of the Cash Management Fund and the Tax-Exempt Money Market Fund amounting to $10,809 and $2,906, respectively. In addition, Class B shares are subject to distribution plan fees which are payable monthly to FIC at the annual rate of up to 1% of the Class B shares' average net assets. For the year ended December 31, 1997, FIC received a total of $2,032 in distribution plan fees from the two Funds, after waiving $677 (or 25% of the fee). Such amounts are included in other expenses on the Statement of Operations.




Financial Highlights
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.

The following table sets forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for each year indicated.
--------------------------------------------------------------------------------------------------------------------
                       Per  Share  Data                                      Ratios / Supplemental  Data
          ----------------------------------------            -----------------------------------------------------------
                                                                                                         Ratio to Average
                                                                                                            Net Assets
                                                                                 Ratio to                 Prior to Waiver
                                                                             Average Net Assets+          of Fees (Note 3)
            Net Asset                                                       ---------------------      ---------------------
                Value                    Dividends            Net Assets,                      Net                     Net
           (unchanged            Net      from Net    Total       End of                Investment              Investment
          during each     Investment    Investment   Return         Year     Expenses       Income   Expenses       Income
                 year)        Income        Income       (%)  (thousands)          (%)          (%)        (%)          (%)
----------------------------------------------------------------------------------------------------------------------------

FIRST INVESTORS CASH MANAGEMENT FUND, INC.

CLASS A
1993            $1.00          $.025         $.025     2.57     $127,178          .70         2.54       1.15         2.09
1994             1.00           .036          .036     3.69      128,495          .70         3.72       1.15         3.26
1995             1.00           .053          .053     5.42      128,635          .70         5.29       1.18         4.81
1996             1.00           .048          .048     4.89      133,801          .70         4.78       1.19         4.29
1997             1.00           .049          .049     4.98      139,562          .77         4.87       1.19         4.45

CLASS B
1995*            1.00           .044          .044     4.46           56         1.45(a)      4.54(a)    1.93(a)      4.06(a)
1996             1.00           .040          .040     4.11          107         1.45         4.03       1.94         3.54
1997             1.00           .041          .041     4.20          267         1.52         4.12       1.94         3.70

FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.

CLASS A
1993            $1.00          $.018         $.018     1.85      $23,857          .70         1.83        .92         1.61
1994             1.00           .022          .022     2.24       26,424          .70         2.24       1.02         1.92
1995             1.00           .032          .032     3.24       25,045          .71         3.18       1.06         2.84
1996             1.00           .028          .028     2.85       22,888          .71         2.81       1.08         2.44
1997             1.00           .030          .030     3.00       18,680          .75         2.95       1.12         2.58

CLASS B
1995*            1.00           .024          .024     2.40          .01         1.46(a)      2.43(a)    1.81(a)      2.09(a)
1996             1.00           .020          .020     2.04           80         1.46         2.06       1.83         1.69
1997             1.00           .022          .022     2.20           13         1.50         2.20       1.87         1.83

  + Net of fees waived or assumed

  * For the period January 12, 1995 (date Class B shares were first offered) to December 31, 1995

(a) Annualized

See notes to financial statements.




Independent Auditors' Report

To the Shareholders and Board of Directors of First Investors Cash Management Fund, Inc. and
First Investors Tax-Exempt Money Market Fund, Inc.

We have audited the accompanying statement of assets and liabilities of First Investors Cash Management Fund, Inc. and First Investors Tax-Exempt Money Market Fund, Inc. including the portfolios of investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors Cash Management Fund, Inc. and First Investors Tax-Exempt Money Market Fund, Inc. at December 31, 1997, and the results of their operations, changes in their net assets and financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.

                                               Tait, Weller & Baker
Philadelphia, Pennsylvania
January 30, 1998



FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.

Directors
------------------------------------------------------
James J. Coy (Emeritus)

Roger L. Grayson

Glenn O. Head

Kathryn S. Head

Rex R. Reed

Herbert Rubinstein

Nancy S. Schaenen

James M. Srygley

John T. Sullivan

Robert F. Wentworth

Officers
------------------------------------------------------
Glenn O. Head
President

Michael J. O'Keefe
Vice President

Concetta Durso
Vice President and Secretary

Joseph I. Benedek
Treasurer

Carol Lerner Brown
Assistant Secretary

Gregory R. Kingston
Assistant Treasurer

Mark S. Spencer
Assistant Treasurer

Each Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that either Fund will be able to do so or to achieve its investment objective. An investment in either Fund is neither insured nor guaranteed by the U.S. Government.

Shareholder Information
------------------------------------------------------
Investment Adviser
First Investors
Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
48 Wall Street
New York, NY 10286

Transfer Agent
Administrative Data
Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
Eight Penn Center Plaza
Philadelphia, PA 19103

It is each Fund's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. Each Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.